T. ROWE PRICE U.S. High Yield Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 8.7% (1)
Basic Industry 0.9%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 5.75%, 8/18/27  5,010 5,010
5,010
Consumer Goods 1.1%
Journey Personal Care, FRN, 1M USD LIBOR + 4.25%, 5.00%,
3/1/28  5,555 5,565
5,565
Leisure 1.6%
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%, 4.585%,
7/21/25  5,040 5,047
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
5.00%, 2/28/28 (2) 3,659 3,663
8,710
Retail 3.1%
KNS Midco, FRN, 1M USD LIBOR + 6.25%, 7.00%, 4/21/27  5,590 5,529
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28  5,580 5,585
Rent-A-Center, FRN, 1M USD LIBOR + 4.00%, 4.75%, 2/17/28  5,552 5,572
16,686
Services 1.0%
Staples, FRN, 3M USD LIBOR + 5.00%, 5.126%, 4/16/26  5,710 5,388
5,388
Transportation 1.0%
AAdvantage Loyalt y IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28 (3) 5,360 5,516
5,516
Total Bank Loans (Cost $46,950) 46,875
CORPORATE BONDS 84.4%
Automotive 5.5%
Aston Martin Capital Holdings, 10.50%, 11/30/25 (4) 4,998 5,560
Ford Motor Credit, 3.815%, 11/2/27  1,785 1,874
Ford Motor Credit, 4.00%, 11/13/30  3,345 3,532
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,735
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (4) 5,345 5,265
Tenneco, 5.00%, 7/15/26  5,560 5,546
Wheel Pros, 6.50%, 5/15/29 (4) 5,205 5,199
29,711
Basic Industry 5.9%
Allegheny Technologies, 7.875%, 8/15/23  3,574 3,851
CVR Partners, 6.125%, 6/15/28 (4) 5,215 5,320
IAMGOLD, 5.75%, 10/15/28 (4) 4,885 4,870
Polar U.S. Borrower, 6.75%, 5/15/26 (4) 4,250 4,282

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SCIH Salt Holdings, 6.625%, 5/1/29 (4) 5,780 5,746
Taseko Mines, 7.00%, 2/15/26 (4) 1,480 1,517
Tutor Perini, 6.875%, 5/1/25 (4) 3,500 3,605
Warrior Met Coal, 8.00%, 11/1/24 (4) 2,660 2,673
31,864
Capital Goods 4.8%
ARD Finance, 6.50%, (6.5000% Cash or 7.250% PIK), 6/30/27 (4)
(5) 3,795 3,994
Bombardier, 6.00%, 10/15/22 (4) 2,261 2,264
GrafTech Finance, 4.625%, 12/15/28 (4) 5,022 5,116
Granite U.S. Holdings, 11.00%, 10/1/27 (4) 4,465 4,967
Rolls-Royce, 5.75%, 10/15/27 (4) 4,380 4,802
Spirit AeroSystems, 4.60%, 6/15/28  5,195 5,065
26,208
Consumer Goods 6.4%
Coty, 6.50%, 4/15/26 (4) 10,655 10,988
Kronos Acquisition Holdings, 7.00%, 12/31/27 (4) 1,514 1,472
MajorDrive Holdings IV, 6.375%, 6/1/29 (4) 5,555 5,374
Sigma Holdco, 7.875%, 5/15/26 (4) 10,988 11,112
Triton Water Holdings, 6.25%, 4/1/29 (4) 5,535 5,480
34,426
Energy 17.4%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (4) 3,070 2,947
Ascent Resources Utica Holdings, 7.00%, 11/1/26 (4) 1,195 1,216
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (4) 2,515 2,666
Cheniere Energy Partners, 4.50%, 10/1/29  3,820 4,106
Citgo Holding, 9.25%, 8/1/24 (4) 5,350 5,297
CNX Resources, 6.00%, 1/15/29 (4) 2,010 2,085
CNX Resources, 7.25%, 3/14/27 (4) 4,670 4,944
Comstock Resources, 6.75%, 3/1/29 (4) 5,045 5,272
Gulfport Energy Operating, 8.00%, 5/17/26 (4) 4,945 5,254
Harvest Midstream I, 7.50%, 9/1/28 (4) 4,915 5,173
Moss Creek Resources Holdings, 7.50%, 1/15/26 (4) 3,515 3,005
Moss Creek Resources Holdings, 10.50%, 5/15/27 (4) 2,290 2,095
NGL Energy Operating, 7.50%, 2/1/26 (4) 5,045 5,108
NGL Energy Partners, 7.50%, 11/1/23  2,300 2,168
Occidental Petroleum, 6.125%, 1/1/31  1,585 1,916
Occidental Petroleum, 6.375%, 9/1/28  2,410 2,853
Occidental Petroleum, 6.45%, 9/15/36  1,000 1,250
Occidental Petroleum, 6.625%, 9/1/30  1,070 1,329
Occidental Petroleum, 8.50%, 7/15/27  2,265 2,854
PDC Energy, 5.75%, 5/15/26  2,060 2,127
Rockpoint Gas Storage Canada, 7.00%, 3/31/23 (4) 4,675 4,769
SM Energy, 5.625%, 6/1/25  2,580 2,580
SM Energy, 6.625%, 1/15/27  2,515 2,528

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 3,585 3,702
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 2,020 2,055
Targa Resources Partners, 6.50%, 7/15/27  3,145 3,397
Transocean Pontus, 6.125%, 8/1/25 (4) 2,342 2,318
Transocean Proteus, 6.25%, 12/1/24 (4) 2,863 2,827
USA Compression Partners, 6.875%, 9/1/27  3,400 3,553
Western Midstream Operating, 4.65%, 7/1/26  841 904
Western Midstream Operating, 4.75%, 8/15/28  1,695 1,852
94,150
Financial Services 0.7%
Advisor Group Holdings, 10.75%, 8/1/27 (4) 1,735 1,915
PRA Group, 7.375%, 9/1/25 (4) 1,915 2,047
3,962
Health Care 6.2%
Air Methods, 8.00%, 5/15/25 (4) 8,429 7,965
CHS, 6.875%, 4/1/28 (4) 4,034 3,994
DaVita, 3.75%, 2/15/31 (4) 5,005 4,930
Legacy LifePoint Health, 4.375%, 2/15/27 (4) 3,895 3,875
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (4) 1,905 2,053
Tenet Healthcare, 6.125%, 10/1/28 (4) 3,405 3,601
Tenet Healthcare, 6.875%, 11/15/31  1,405 1,616
U.S. Renal Care, 10.625%, 7/15/27 (4) 5,060 5,300
33,334
Insurance 0.7%
AssuredPartners, 7.00%, 8/15/25 (4) 3,950 4,014
4,014
Leisure 2.5%
Caesars Resort Collection, 5.25%, 10/15/25 (4) 3,950 3,994
Carnival, 5.75%, 3/1/27 (4) 5,200 5,317
Studio City Finance, 5.00%, 1/15/29 (4) 4,380 4,324
13,635
Media 9.6%
Audacy Capital, 6.75%, 3/31/29 (4) 4,935 4,972
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4) 5,265 5,482
CSC Holdings, 4.125%, 12/1/30 (4) 4,960 4,966
Deluxe, 8.00%, 6/1/29 (4) 5,010 5,367
DIRECTV Holdings, 5.875%, 8/15/27 (4) 2,575 2,691
iHeartCommunications, 8.375%, 5/1/27  6,485 6,882
Nexstar Media, 5.625%, 7/15/27 (4) 5,105 5,411
Sinclair Television Group, 4.125%, 12/1/30 (4) 5,485 5,362
Terrier Media Buyer, 8.875%, 12/15/27 (4) 4,907 5,214
Urban One, 7.375%, 2/1/28 (4) 5,150 5,562
51,909
Real Estate 3.9%
Brookfield Property REIT, 5.75%, 5/15/26 (4) 4,965 5,113

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Millennium Escrow, 6.625%, 8/1/26 (4) 2,575 2,633
Outfront Media Capital, 4.25%, 1/15/29 (4) 5,165 5,178
Service Properties Trust, 3.95%, 1/15/28  4,405 4,178
Service Properties Trust, 4.95%, 2/15/27  3,975 3,985
21,087
Retail 6.7%
Carrols Restaurant Group, 5.875%, 7/1/29 (4) 2,815 2,717
eG Global Finance, 6.75%, 2/7/25 (4) 3,715 3,794
GPS Hospitality Holding, 7.00%, 8/15/28 (4) 1,725 1,703
IRB Holding, 6.75%, 2/15/26 (4) 4,115 4,249
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (4) 5,120 5,318
Michaels, 7.875%, 5/1/29 (4) 5,090 5,205
NMG Holding, 7.125%, 4/1/26 (4) 5,330 5,630
Rite Aid, 7.50%, 7/1/25 (4) 7,500 7,706
36,322
Services 2.5%
Adtalem Global Education, 5.50%, 3/1/28 (4) 4,040 4,131
Staples, 10.75%, 4/15/27 (4) 4,200 4,084
White Cap Parent, 8.25%, (8.250% PIK), 3/15/26 (4)(5) 5,020 5,183
13,398
Technology & Electronics 3.3%
Avaya, 6.125%, 9/15/28 (4) 4,490 4,737
ION Trading Technologies, 5.75%, 5/15/28 (4) 4,025 4,156
NCR, 5.00%, 10/1/28 (4) 1,435 1,480
NCR, 5.125%, 4/15/29 (4) 1,495 1,547
NCR, 5.75%, 9/1/27 (4) 1,579 1,670
Veritas U.S., 7.50%, 9/1/25 (4) 4,030 4,181
17,771
Telecommunications 5.8%
Consolidated Communications, 6.50%, 10/1/28 (4) 5,155 5,638
DKT Finance, 9.375%, 6/17/23 (4) 4,420 4,514
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 2,654
Frontier Communications Holdings, 6.75%, 5/1/29 (4) 505 539
LCPR Senior Secured Financing, 6.75%, 10/15/27 (4) 2,025 2,158
Level 3 Financing, 3.625%, 1/15/29 (4) 5,615 5,433
Level 3 Financing, 4.25%, 7/1/28 (4) 1,200 1,216
Telesat Canada, 6.50%, 10/15/27 (4) 7,194 6,079
Viasat, 6.50%, 7/15/28 (4) 3,045 3,209
31,440
Transportation 2.5%
American Airlines, 11.75%, 7/15/25 (4) 1,770 2,197
VistaJet Malta Finance, 10.50%, 6/1/24 (4) 10,307 11,183
13,380
Total Corporate Bonds (Cost $447,958) 456,611

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS 0.9%
Energy 0.5%
Crestwood Equity Partners, 9.25% (6) 301 2,825
2,825
Financial Services 0.4%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  120 2,294
2,294
Total Preferred Stocks (Cost $4,247) 5,119
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 24,137 24,137
Total Short-Term Investments (Cost $24,137) 24,137
Total Investments in Securities 98.5%
(Cost $523,292) $ 532,742
Other Assets Less Liabilities 1.5% 8,059
Net Assets 100.0% $ 540,801
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$381,276 and represents 70.5% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies

T. ROWE PRICE U.S. High Yield Fund

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1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 31,065  ¤  ¤ $ 24,137^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,137.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. High Yield Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1106-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 456,611 $ — $ 456,611
Bank Loans — 43,212 3,663 46,875
Preferred Stocks 5,119 — — 5,119
Short-Term Investments 24,137 — — 24,137
Total $ 29,256 $ 499,823 $ 3,663 $ 532,742